Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense	$ 956	$ 792	$ 2,749	$ 2,553	$ 3,388	$ 3,309	$ 3,591
Leasehold improvements
Capital leases recorded within leasehold improvements	21,689		21,689		21,689	21,689
Accumulated depreciation to capital lease asset recorded within leasehold improvement	14,675		14,675		13,777	12,579
Capital lease accumulated depreciation	$ 14,675		$ 14,675		$ 13,777	$ 12,579